Withdrawal from Russian oil and gas activities - Narrative (Details) $ in Millions, € in Billions	3 Months Ended		12 Months Ended
	Jun. 30, 2022 USD ($)	Mar. 31, 2022 USD ($)	Dec. 31, 2022 USD ($) contract site energyCompany	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Oct. 01, 2022 USD ($)	Oct. 01, 2022 EUR (€)
Schedule of interests in other entities [Line Items]
Non-current assets			$ 277,086	$ 275,614
Number of energy companies | energyCompany			5
Other operating income (expense)		$ 36	$ 649	$ (341)	$ (273)
Adjustments for fair value losses (gains)	$ 133	335
Gazprom Neft
Schedule of interests in other entities [Line Items]
Trade and other payables						$ 1,400	€ 1.3
Right-of-use assets
Schedule of interests in other entities [Line Items]
Impairment losses		$ 114
Shell Neft
Schedule of interests in other entities [Line Items]
Impairment losses			358
Other operating income (expense)			$ 236
Sites owned by subsidiary | site			240
Sites owned by dealers | site			171
Proportion of ownership interest in subsidiary		100.00%
Share disposal cost	83
Net foreign exchange loss	$ 343
Salym Petroleum Development N.V
Schedule of interests in other entities [Line Items]
Impairment losses		$ 233
Proportion of ownership interest in joint operation			50.00%
Gydan
Schedule of interests in other entities [Line Items]
Impairment losses		153
Proportion of ownership interest in joint operation	50.00%		50.00%
Other operating income (expense)		35
Khanty-Mansiysk Petroleum Alliance
Schedule of interests in other entities [Line Items]
Proportion of ownership interest in joint operation			50.00%
CJSC Khanty-Mansiysk Petroleum Alliance
Schedule of interests in other entities [Line Items]
Proportion of ownership interest in joint operation			50.00%
Loans receivable
Schedule of interests in other entities [Line Items]
Impairment losses		1,126
Provision for credit commitments
Schedule of interests in other entities [Line Items]
Funding commitment percentage	10.00%
Sakhalin 2
Schedule of interests in other entities [Line Items]
Proportion of ownership interest in associate			27.50%
Impairment losses		$ 1,614
Sakhalin 2 | Gazprom Neft
Schedule of interests in other entities [Line Items]
Proportion of ownership interest in associate			50.00%
Sakhalin 2 | Mitsui
Schedule of interests in other entities [Line Items]
Proportion of ownership interest in associate			12.50%
Sakhalin 2 | Mitsubishi
Schedule of interests in other entities [Line Items]
Proportion of ownership interest in associate			10.00%
Russia
Schedule of interests in other entities [Line Items]
Remaining purchase contracts | contract			2
Increase/(decrease) in profit (loss) before tax			$ 4,170
Increase/(decrease) in profit (loss)			3,804
Non-current assets			$ 100
Decrease in lease expense	$ 140